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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	03/31/15

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2015

invesco.com/us	IBRR-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.93%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–60.77%
Invesco Balanced-Risk Allocation Fund-Class R6	60.77%	$28,271,689	$2,209,872	$(7,140,195)	$911,465	$(52,936)	$—	2,009,958	$24,199,895
Money Market Funds–40.16%
Liquid Assets Portfolio-Institutional Class	20.08%	9,405,316	5,588,041	(6,998,949)	—	—	1,507	7,994,408	7,994,408
Premier Portfolio-Institutional Class	20.08%	9,405,317	5,588,041	(6,998,949)	—	—	630	7,994,409	7,994,409
Total Money Market Funds		18,810,633	11,176,082	(13,997,898)	—	—	2,137	15,988,817	15,988,817
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $37,732,698)	100.93%	$47,082,322	$13,385,954	$(21,138,093)	$911,465	$(52,936)	$2,137		$40,188,712
OTHER ASSETS LESS LIABILITIES	(0.93)%								(369,588)
NET ASSETS	100.00%								$39,819,124

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.33%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–81.73%
Invesco Balanced-Risk Allocation Fund-Class R6	81.73%	$102,084,679	$5,794,549	$(14,116,737)	$3,957,339	$(691,572)	$—	8,058,826	$97,028,258
Money Market Funds–18.60%
Liquid Assets Portfolio-Institutional Class	9.30%	11,118,164	11,933,622	(12,011,700)	—	—	1,898	11,040,086	11,040,086
Premier Portfolio-Institutional Class	9.30%	11,118,163	11,933,623	(12,011,700)	—	—	793	11,040,086	11,040,086
Total Money Market Funds		22,236,327	23,867,245	(24,023,400)	—	—	2,691	22,080,172	22,080,172
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $113,529,964)	100.33%	$124,321,006	$29,661,794	$(38,140,137)	$3,957,339	$(691,572)	$2,691		$119,108,430
OTHER ASSETS LESS LIABILITIES	(0.33)%								(388,414)
NET ASSETS	100.00%								$118,720,016

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.67%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–100.01%
Invesco Balanced-Risk Allocation Fund-Class R6	83.42%	$110,854,332	$7,913,672	$(17,665,328)	$4,323,458	$(766,454)	$—	8,692,664	$104,659,680
Invesco Balanced-Risk Aggressive Allocation Fund	16.59%	23,529,861	1,122,251	(4,931,096)	1,291,918	(198,705)	—	2,130,423	20,814,229
Total Asset Allocation Funds		134,384,193	9,035,923	(22,596,424)	5,615,376	(965,159)	—	10,823,087	125,473,909
Money Market Funds–0.66%
Liquid Assets Portfolio-Institutional Class	0.33%	492,685	5,396,094	(5,475,728)	—	—	77	413,051	413,051
Premier Portfolio-Institutional Class	0.33%	492,684	5,396,094	(5,475,728)	—	—	32	413,050	413,050
Total Money Market Funds		985,369	10,792,188	(10,951,456)	—	—	109	826,101	826,101
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $121,660,518)	100.67%	$135,369,562	$19,828,111	$(33,547,880)	$5,615,376	$(965,159)	$109		$126,300,010
OTHER ASSETS LESS LIABILITIES	(0.67)%								(836,154)
NET ASSETS	100.00%								$125,463,856

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

March 31, 2015

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–101.13%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–100.71%
Invesco Balanced-Risk Allocation Fund-Class R6	50.01%	$41,547,718	$7,461,759	$(7,426,083)	$1,602,764	$(256,941)	$—	3,565,550	$42,929,217
Invesco Balanced-Risk Aggressive Allocation Fund	50.70%	43,773,366	6,705,275	(9,030,249)	2,329,653	(256,943)	—	4,454,565	43,521,102
Total Asset Allocation Funds		85,321,084	14,167,034	(16,456,332)	3,932,417	(513,884)	—	8,020,115	86,450,319
Money Market Funds–0.42%
Liquid Assets Portfolio-Institutional Class	0.21%	273,954	7,915,001	(8,006,900)	—	—	46	182,055	182,055
Premier Portfolio-Institutional Class	0.21%	273,954	7,915,001	(8,006,901)	—	—	19	182,054	182,054
Total Money Market Funds		547,908	15,830,002	(16,013,801)	—	—	65	364,109	364,109
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $87,064,400)	101.13%	$85,868,992	$29,997,036	$(32,470,133)	$3,932,417	$(513,884)	$65		$86,814,428
OTHER ASSETS LESS LIABILITIES	(1.13)%								(973,790)
NET ASSETS	100.00%								$85,840,638

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–104.24%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–103.20%
Invesco Balanced-Risk Allocation Fund-Class R6	17.01%	$7,466,097	$907,977	$(1,972,142)	$336,539	$(97,480)	$—	551,577	$6,640,991
Invesco Balanced-Risk Aggressive Allocation Fund	86.19%	40,474,603	1,918,369	(10,617,789)	2,395,536	(522,785)	—	3,444,006	33,647,934
Total Asset Allocation Funds		47,940,700	2,826,346	(12,589,931)	2,732,075	(620,265)	—	3,995,583	40,288,925
Money Market Funds–1.04%
Liquid Assets Portfolio-Institutional Class	0.52%	256,012	2,299,401	(2,353,093)	—	—	23	202,320	202,320
Premier Portfolio-Institutional Class	0.52%	256,012	2,299,401	(2,353,093)	—	—	10	202,320	202,320
Total Money Market Funds		512,024	4,598,802	(4,706,186)	—	—	33	404,640	404,640
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $40,792,791)	104.24%	$48,452,724	$7,425,148	$(17,296,117)	$2,732,075	$(620,265)	$33		$40,693,565
OTHER ASSETS LESS LIABILITIES	(4.24)%								(1,656,708)
NET ASSETS	100.00%								$39,036,857

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Balanced-Risk Retirement Funds

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2015
	March 31, 2015*
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$ 2,209,872	$ 7,140,195	$37,774,317	$2,414,395	$—	$2,414,395
Invesco Balanced-Risk Retirement 2020 Fund	5,794,549	14,116,737	113,959,298	5,149,132	—	5,149,132
Invesco Balanced-Risk Retirement 2030 Fund	9,035,923	22,596,424	122,018,632	4,365,909	(84,531)	4,281,378
Invesco Balanced-Risk Retirement 2040 Fund	14,167,034	16,456,332	87,263,366	56,279	(505,217)	(448,938)
Invesco Balanced-Risk Retirement 2050 Fund	2,826,346	12,589,931	40,939,305	—	(245,740)	(245,740)

* Excludes money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Alternative Strategies Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	ALST-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Alternative Funds–4.19%
Powershares DB Base Metals Fund- ETF(b)	2.36%	$12,648	$2,301	$(3,682)	$(90)	$(368)	$—	713	$10,809
Powershares DB Silver Fund- ETF(b)	1.83%	9,375	1,218	(2,743)	727	(222)	—	313	8,355
Total Alternative Funds		22,023	3,519	(6,425)	637	(590)	—	1,026	19,164
Asset Allocation Funds–34.10%
Invesco Balanced-Risk Allocation Fund	16.49%	72,352	23,038	(21,782)	3,638	(1,798)	—	6,266	75,448
Invesco Balanced-Risk Commodity Strategy Fund(b)	2.32%	12,175	2,307	(3,582)	27	(322)	—	1,459	10,605
Invesco Global Markets Strategy Fund	15.29%	76,889	20,614	(28,346)	991	(233)	—	6,768	69,915
Total Asset Allocation Funds		161,416	45,959	(53,710)	4,656	(2,353)	—	14,493	155,968
Domestic Equity Funds–20.87%
Invesco All Cap Market Neutral Fund(b)	17.07%	94,560	19,286	(34,347)	(589)	(832)	—	7,387	78,078
Invesco Long/Short Equity Fund	3.80%	20,465	3,946	(6,369)	(645)	9	—	1,597	17,406
Total Domestic Equity Funds		115,025	23,232	(40,716)	(1,234)	(823)	—	8,984	95,484
Fixed-Income Funds–1.83%
Invesco Floating Rate Fund	1.83%	9,393	1,263	(2,341)	104	(43)	100	1,077	8,376
Foreign Equity Funds–33.31%
Invesco Global Infrastructure Fund	3.78%	18,503	4,173	(5,059)	(112)	(220)	70	1,676	17,285
Invesco Global Market Neutral Fund	16.05%	89,189	18,376	(33,491)	(19)	(650)	—	7,289	73,405
Invesco Macro Long/Short Fund	13.48%	74,542	13,166	(26,823)	1,695	(922)	—	6,135	61,658
Total Foreign Equity Funds		182,234	35,715	(65,373)	1,564	(1,792)	70	15,100	152,348
Real Estate Funds–3.78%
Invesco Global Real Estate Fund	3.78%	19,969	2,483	(5,756)	645	(63)	71	1,283	17,278
Money Market Funds–2.02%
Liquid Assets Portfolio- Institutional Class	1.01%	18,709	52,501	(66,581)	—	—	1	4,629	4,629
Premier Portfolio- Institutional Class	1.01%	18,709	52,501	(66,581)	—	—	0	4,629	4,629
Total Money Market Funds		37,418	105,002	(133,162)	—	—	1	9,258	9,258
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $458,801)	100.10%	$547,478	$217,173	$(307,483)	$6,372	$(5,664)	$242		$457,876
OTHER ASSETS LESS LIABILITIES	(0.10)%								(458)
NET ASSETS	100.00%								$457,418

Investment Abbreviations:

ETF- Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) and exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

Invesco Alternative Strategies Fund

A.	Security Valuations (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Alternative Strategies Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $112,171 and $174,321, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,056
Aggregate unrealized (depreciation) of investment securities	(5,629)
Net unrealized appreciation (depreciation) of investment securities	$(1,573)
Cost of investments for tax purposes is $459,449.

Invesco Alternative Strategies Fund

Invesco Convertible Securities Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	MS-CSEC-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–79.67%

Aerospace & Defense–0.81%

United Technologies Corp., Jr. Unsec. Sub. Conv. Investment Units, 7.50%, 08/01/15	$305,900	$18,825,086

Air Freight & Logistics–1.03%

UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	21,465,000	24,174,956

Airlines–0.85%

Horizon Pharma Investment Ltd, Sr. Unsec. Gtd. Conv. Notes, 2.50%, 03/15/22(b)	17,000,000	19,921,875

Airport Services–0.66%

Macquarie Infrastructure Co. LLC, Sr. Unsec. Conv. Notes, 2.88%, 07/15/19	13,055,000	15,527,291

Alternative Carriers–0.13%

inContact, Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/01/22(b)	3,000,000	3,133,125

Apparel, Accessories & Luxury Goods–0.68%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Bonds, 1.50%, 03/15/18	3,530,000	4,209,525
Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	10,000,000	11,693,750
		15,903,275

Application Software–3.80%

Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	5,000,000	5,546,875
Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(b)	19,865,000	20,932,744
Mentor Graphics Corp., Unsec. Sub. Conv. Bonds, 4.00%, 04/01/18(c)	4,950,000	6,199,875
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/18	28,330,000	33,996,000
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/19	7,140,000	8,277,938
Workday Inc., Sr. Unsec. Conv. Bonds, 0.75%, 07/15/18	11,500,000	13,835,937
		88,789,369

Asset Management & Custody Banks–0.17%

Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	5,000,000	3,906,250

Automobile Manufacturers–0.80%

Tesla Motors, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/01/19	20,129,000	17,738,681
1.25%, 03/01/21	1,260,000	1,061,550
		18,800,231

	Principal Amount	Value

Biotechnology–5.97%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/18	$12,517,000	$18,689,446
1.50%, 10/15/20	14,497,000	22,026,379
Cepheid, Sr. Unsec. Conv. Bonds, 1.25%, 02/01/21	20,500,000	22,844,688
Clovis Oncology, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/21(b)	3,000,000	4,166,250
Emergent BioSolutions Inc., Sr. Unsec. Conv. Bonds, 2.88%, 01/15/21	6,587,000	7,628,569
Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	9,882,000	42,591,470
Incyte Corp. Ltd., Sr. Unsec. Conv. Bonds, 0.38%, 11/15/18	1,775,000	3,239,375
1.25%, 11/15/20	1,775,000	3,302,609
Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	15,093,750
		139,582,536

Broadcasting–0.94%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	21,825,000	21,893,203

Catalog Retail–1.04%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(c)	8,300,000	11,625,188
Sr. Unsec. Conv. Notes, 1.00%, 10/05/16(b)(c)	12,835,000	12,610,387
		24,235,575

Communications Equipment–3.55%

Brocade Communications Systems, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.38%, 01/01/20(b)	18,500,000	19,505,937
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/18(b)	5,000,000	6,153,125
InterDigital, Inc., Sr. Unsec. Conv. Notes, 1.50%, 03/01/20(b)	3,500,000	3,484,687
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(c)	10,730,000	11,152,494
Palo Alto Networks, Inc., Sr. Unsec. Conv. Notes, 0.00%, 07/01/19(b)(d)	29,695,000	42,742,241
		83,038,484

Construction Machinery & Heavy Trucks–1.36%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	3,720,000	5,649,750

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/20(c)	$9,414,000	$14,115,116
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 4.75%, 04/15/19(b)	13,236,000	12,019,943
		31,784,809

Consumer Finance–0.65%

PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/20	14,060,000	15,219,950

Data Processing & Outsourced Services–1.62%

Cardtronics, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/20	15,897,000	15,807,579
Euronet Worldwide, Inc., Sr. Unsec. Conv. Notes, 1.50%, 10/01/20(b)(c)	20,400,000	22,146,750
		37,954,329

Diversified Metals & Mining–0.90%

RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%,10/15/19	18,245,000	21,072,975

Diversified REIT’s–0.42%

Spirit Realty Capital Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/15/21	9,865,000	9,877,381

Electric Utilities–1.67%

Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/17	404,001	19,654,649
NextEra Energy, Inc., Conv. Investment Units, 5.80%, 09/01/16	348,200	19,412,150
		39,066,799

Electronic Components–0.14%

InvenSense, Inc., Sr. Unsec. Conv. Bonds, 1.75%, 11/01/18	3,295,000	3,212,625

Gold–0.44%

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	9,926,000	10,254,799

Health Care Equipment–4.03%

HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	7,804,000	8,891,683
Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(c)(e)	8,000,000	11,795,000
Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(c)(e)	6,400,000	7,940,000
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/19	11,133,000	11,251,288
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	15,000,000	18,806,250
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	6,300,000	12,411,000
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(b)	21,800,000	23,094,375
		94,189,596

	Principal Amount	Value

Health Care Facilities–2.00%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	$17,750,000	$24,716,875
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(c)	17,868,000	22,111,650
		46,828,525

Health Care REIT’s–0.11%

Health Care REIT, Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/05/19(c)	1,690,000	2,523,381

Health Care Services–1.27%

Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	24,286,000	29,674,456

Health Care Supplies–0.54%

Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/21(c)	9,773,000	12,686,576

Health Care Technology–0.92%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/20	15,580,000	15,375,512
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/18	5,337,000	6,044,153
		21,419,665

Home Entertainment Software–1.02%

Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	6,675,000	12,382,125
Take-Two Interactive Software, Inc., Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	8,700,000	11,489,437
		23,871,562

Homebuilding–0.49%

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/17(c)	10,862,000	11,540,875

Homefurnishing Retail–0.58%

Restoration Hardware Holdings Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/19(b)(d)	12,755,000	13,600,019

Housewares & Specialties–1.40%

Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Bonds, 1.13%, 03/15/24(c)	4,000,000	4,770,000
1.88%, 09/15/18	16,300,000	28,005,437
		32,775,437

Industrial Machinery–1.01%

Stanley Black & Decker, Inc., Conv. Investment Units, 6.25%, 11/17/16	201,433	23,618,019

Internet Retail–0.68%

Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/20	13,800,000	15,818,250

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Internet Software & Services–5.78%

Akamai Technologies, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 02/15/19(d)	$14,130,000	$15,251,639
AOL, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/01/19(b)	16,796,000	16,733,015
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/18	15,206,000	14,835,354
HomeAway, Inc., Sr. Unsec. Conv. Bonds, 0.13%, 04/01/19	14,200,000	13,516,625
LinkedIn Corp., Sr. Unsec. Conv. Notes, 0.50%, 11/01/19(b)	20,775,000	22,839,619
Twitter, Inc., Sr. Unsec. Conv. Notes, 1.00%, 09/15/21(b)	20,305,000	19,848,138
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/18	7,095,000	6,571,744
Yahoo! Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/18(d)	23,530,000	25,500,637
		135,096,771

Investment Banking & Brokerage–0.89%

Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/19	11,300,000	12,903,187
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/18	10,081,000	7,951,389
		20,854,576

Life Sciences Tools & Services–1.95%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/21(c)	12,000,000	12,772,500
Illumina Inc., Sr. Unsec. Conv. Notes, 0.00, 06/15/19(b)(d)	9,120,000	10,111,800
0.50%, 06/15/21(b)	19,580,000	22,651,612
		45,535,912

Managed Health Care–2.01%

Anthem, Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	10,410,000	21,555,206
Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.13%, 01/15/20	3,353,000	5,658,188
1.63%, 08/19/18(c)	15,300,000	19,861,312
		47,074,706

Mortgage REIT’s–1.84%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/18	8,711,000	9,086,662
Colony Financial, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/21	16,567,000	17,913,069
iStar Financial Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/16(b)	9,770,000	9,653,981
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/18	5,800,000	6,398,125
		43,051,837

	Principal Amount	Value

Movies & Entertainment–0.86%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(b)	$19,081,000	$20,070,827

Multi-Utilities–1.26%

Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.38%, 07/01/17(f)	332,932	16,113,909
Series B, Jr. Unsec. Sub. Conv. Investment Units, 6.00%, 07/01/16	237,900	13,417,560
		29,531,469

Office REIT’s–0.81%

SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(b)	11,958,000	18,803,955

Oil & Gas Equipment & Services–0.25%

Hornbeck Offshore Services, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19	7,290,000	5,877,563

Oil & Gas Exploration & Production–1.13%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/24	13,000,000	9,644,375
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	9,778,000	8,861,312
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/20(b)	7,500,000	7,954,688
		26,460,375

Oil & Gas Storage & Transportation–0.70%

Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/45	5,000,000	4,159,375
Scorpio Tankers Inc. (Monaco), Sr. Unsec. Conv. Notes, 2.38%, 07/01/19(b)	11,649,000	12,093,118
		16,252,493

Packaged Foods & Meats–1.04%

Tyson Foods, Inc., Conv. Amortizing Notes, 4.75%, 07/15/17	502,857	24,378,507

Pharmaceuticals–1.83%

Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(b)	19,920,000	23,281,500
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.50%, 01/15/22(b)	14,000,000	15,146,250
Pacira Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 3.25%, 02/01/19	1,233,000	4,407,975
		42,835,725

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Precious Metals & Minerals–0.32%

Stillwater Mining Co., Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(c)	$6,434,000	$7,366,930

Railroads–0.44%

Genesee & Wyoming Inc., Conv. Amortizing Notes, 5.00%, 10/01/15	84,800	10,293,024

Real Estate Development–0.11%

Forestar Group, Inc., Conv. Amortizing Notes, 6.00%, 12/15/16	115,359	2,454,840

Research & Consulting Services–0.34%

Huron Consulting Group, Inc., Sr. Unsec. Conv. Notes, 1.25%, 10/01/19(b)	7,150,000	7,900,750

Semiconductor Equipment–1.94%

Lam Research Corp., Series A, Sr. Unsec. Conv. Notes, 0.50%, 05/15/16	9,200,000	11,103,250
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes,2.63%, 05/15/41	3,000,000	6,140,625
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	4,525,000	4,706,000
SunEdison Inc., Sr. Unsec. Conv. Notes, 0.25%, 01/15/20(b)	7,772,000	8,359,758
2.38%, 04/15/22(b)	5,000,000	5,887,500
Sr. Unsec. Conv. Bonds, 2.00%, 10/01/18	5,350,000	9,225,406
		45,422,539

Semiconductors–6.13%

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	8,676,000	10,812,465
Jr. Unsec. Sub. Conv. Notes, 3.25%, 08/01/39	11,440,000	18,082,407
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(b)	22,482,000	23,451,536
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(c)	30,500,000	33,874,063
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	14,852,000	17,581,055
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Notes, 1.00%, 12/01/19(b)	23,700,000	28,351,125
ON Semiconductor Corp., Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(c)	4,720,000	6,059,300
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/21(b)	5,300,000	5,147,625
		143,359,576

	Principal Amount	Value

Specialty Chemicals–0.53%

RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/20	$10,526,000	$12,460,153

Steel–0.26%

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	5,000,000	6,068,750

Systems Software–3.24%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	16,510,000	17,232,313
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 12/15/18	9,405,000	15,030,366
Red Hat, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/19(b)	16,075,000	19,983,234
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/18(d)	19,062,000	23,529,656
		75,775,569

Technology Hardware, Storage & Peripherals–1.62%

Electronics For Imaging, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/01/19(b)	16,900,000	17,301,375
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	20,362,000	20,540,167
		37,841,542

Thrifts & Mortgage Finance–1.12%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	8,000,000	11,785,000
5.00%, 05/01/17	12,864,000	14,311,200
		26,096,200

Tobacco–0.82%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/20	17,685,000	19,033,481

Trading Companies & Distributors–0.77%

Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	12,379,000	17,879,918
Total U.S. Dollar Denominated Bonds and Notes(Cost $1,656,352,388)		1,862,499,272

	Shares

Preferred Stocks–14.71%

Aluminum–0.36%

Alcoa Inc., Series 1, $2.69 Conv. Pfd.	192,972	8,459,892

Asset Management & Custody Banks–0.82%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	315,200	19,286,300

Automobile Manufacturers–1.45%

Fiat Chrysler Automobiles N.V. (United Kingdom), $7.88 Unsec. Sub. Conv. Euro Pfd.	24,580,000	33,920,400

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Diversified Banks–2.52%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	22,000	$25,454,000
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	27,300	33,387,900
		58,841,900

Gas Utilities–0.19%

Laclede Group, Inc. (The), $3.38 Jr. Unsec. Sub. Conv. Pfd.	82,500	4,498,725

Health Care Facilities–0.79%

Amsurg Corp., Series A-1, $5.25 Conv. Pfd.	148,596	18,498,716

Independent Power Producers & Energy Traders–0.66%

Dynegy Inc., Series A, $5.38 Conv. Pfd.	142,328	15,535,101

Oil & Gas Exploration & Production–1.58%

Chesapeake Energy Corp., $57.50 Conv Pfd.(b)	19,120	16,670,250
Southwestern Energy Co., $3.13 Conv Pfd.	400,500	20,181,195
		36,851,445

Pharmaceuticals–1.30%

Actavis PLC, $55.00 Conv. Pfd.	30,000	30,360,000

Regional Banks–0.55%

KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,358,000
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	8,173	10,483,916
		12,841,916

Reinsurance–0.35%

Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	155,348	8,130,914

Specialized REIT’s–3.15%

American Tower Corp., Series A, $5.25 Conv. Pfd.	110,744	11,450,930
$5.5 Conv. Pfd.	114,300	11,341,989
Crown Castle International Corp., Series A, $4.5 Conv. Pfd.	269,770	28,279,989
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	411,000	22,489,920
		73,562,828

Wireless Telecommunication Services–0.99%

T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	393,400	23,076,844
Total Preferred Stocks (Cost $325,279,949)		343,864,981

	Shares	Value

Money Market Funds–5.43%

Liquid Assets Portfolio –Institutional Class (g)	63,502,546	$63,502,546
Premier Portfolio –Institutional Class (g)	63,502,545	63,502,545
Total Money Market Funds (Cost $127,005,091)		127,005,091
TOTAL INVESTMENTS–99.81% (Cost $2,108,637,428)		2,333,369,344
OTHER ASSETS LESS LIABILITIES–0.19%		4,394,155
NET ASSETS–100.00%		$2,337,763,499

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $535,753,114, which represented 22.92% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Each corporate unit consists of a purchase contract for the issuer’s common stock & a 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$386,010,481	$84,859,591	$—	$470,870,072
Corporate Debt Securities	145,712,904	1,716,786,368	—	1,862,499,272
Total Investments	$531,723,385	$1,801,645,959	$—	$2,333,369,344

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $368,820,732 and $397,093,242, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$239,905,681
Aggregate unrealized (depreciation) of investment securities	(33,678,218)
Net unrealized appreciation of investment securities	$206,227,463
Cost of investments for tax purposes is $2,127,141,881.

Invesco Convertible Securities Fund

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	AAS-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–99.98% (a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–13.10%
Invesco Balanced-Risk Allocation Fund	6.00%	$22,066,459	$59,403	$(411,540)	$750,711	$(14,307)	$—	1,864,678	$22,450,726
Invesco Balanced-Risk Commodity Strategy Fund(b)	3.87%	14,124,713	895,450	(147,616)	(376,360)	(32,549)	—	1,989,496	14,463,638
Invesco Global Markets Strategy Fund	3.23%	11,849,390	507,281	(430,060)	165,756	(8,867)	—	1,169,748	12,083,500
Total Asset Allocation Funds		48,040,562	1,462,134	(989,216)	540,107	(55,723)	—	5,023,922	48,997,864
Domestic Equity Funds–19.10%
Invesco American Franchise Fund(b)	1.95%	7,211,352	197,975	(388,231)	246,237	38,350	—	418,185	7,305,683
Invesco Charter Fund	2.95%	10,881,479	418,171	(325,795)	74,001	(24,146)	—	504,980	11,023,710
Invesco Comstock Fund	1.98%	7,381,114	446,076	(419,616)	(68,438)	55,806	31,178	291,254	7,394,942
Invesco Diversified Dividend Fund	3.92%	14,457,406	430,502	(465,971)	176,095	76,175	66,403	788,512	14,674,207
Invesco Endeavor Fund(b)	2.06%	7,611,283	421,424	(389,342)	78,880	(12,729)	—	356,922	7,709,516
Invesco Growth and Income Fund	2.60%	9,775,188	546,049	(524,995)	(47,257)	(14,602)	36,657	369,426	9,734,383
Invesco Small Cap Equity Fund(b)	1.81%	6,563,433	238,123	(386,146)	346,253	(13,032)	—	395,119	6,748,631
PowerShares Fundamental Pure Large Growth Portfolio - ETF	1.83%	6,852,216	315,255	(402,580)	(28,090)	114,719	20,170	208,000	6,851,520
Total Domestic Equity Funds		70,733,471	3,013,575	(3,302,676)	777,681	220,541	154,408	3,332,398	71,442,592
Fixed-Income Funds–54.79%
Invesco Core Plus Bond Fund	24.63%	90,222,076	2,429,938	(1,955,043)	1,507,141	(91,269)	904,271	8,358,697	92,112,843
Invesco Emerging Market Local Currency Debt Fund	3.17%	11,336,650	1,060,699	(49,801)	(484,235)	(5,197)	150,451	1,576,877	11,858,116
Invesco Floating Rate Fund	5.47%	19,773,285	619,384	(84,924)	160,913	(2,259)	250,137	2,630,643	20,466,399
Invesco High Yield Fund	4.91%	17,902,826	425,534	(182,066)	220,550	(7,457)	272,923	4,230,274	18,359,387
Invesco Premium Income Fund	3.99%	14,616,653	276,949	(255,000)	293,030	(6,539)	178,828	1,425,510	14,925,093
PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.62%	46,351,360	2,559,165	(2,735,199)	850,524	161,382	248,584	1,404,800	47,187,232
Total Fixed-Income Funds		200,202,850	7,371,669	(5,262,033)	2,547,923	48,661	2,005,194	19,626,801	204,909,070
Foreign Equity Funds–10.69%
Invesco Developing Markets Fund	3.12%	11,071,648	1,047,312	(57,563)	(368,679)	(5,816)	—	397,920	11,686,902
Invesco International Growth Fund	3.66%	13,172,043	477,306	(482,523)	506,581	(476)	—	403,927	13,672,931
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	3.91%	14,022,500	1,027,797	(1,024,970)	656,173	(73,583)	28,852	356,900	14,607,917
Total Foreign Equity Funds		38,266,191	2,552,415	(1,565,056)	794,075	(79,875)	28,852	1,158,747	39,967,750
Real Estate Funds–1.92%
Invesco Global Real Estate Fund	1.92%	7,007,687	97,829	(203,391)	238,740	27,902	30,998	532,202	7,168,767
Money Market Funds–0.38%
Liquid Assets Portfolio-Institutional Class	0.19%	1,617,548	3,443,815	(4,366,993)	—	—	147	694,370	694,370
Premier Portfolio-Institutional Class	0.19%	1,617,547	3,443,816	(4,366,993)	—	—	62	694,370	694,370
Total Money Market Funds		3,235,095	6,887,631	(8,733,986)	—	—	209	1,388,740	1,388,740
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $335,203,756)	99.98%	$367,485,856	$21,385,253	$(20,056,358)	$4,898,526	$161,506	$2,219,661		$373,874,783
OTHER ASSETS LESS LIABILITIES	0.02%								81,163
NET ASSETS	100.00%								$373,955,946

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2015

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–99.96%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–19.36%
Invesco Balanced-Risk Allocation Fund	8.06%	$94,798,026	$1,616,934	$(5,446,070)	$3,079,446	$9,088	$—	7,812,078	$94,057,424
Invesco Balanced-Risk Commodity Strategy Fund(b)	5.83%	68,358,284	2,641,531	(980,513)	(1,735,141)	(222,005)	—	9,362,057	68,062,156
Invesco Global Markets Strategy Fund	5.47%	64,627,406	3,318,482	(5,023,299)	1,029,400	(191,378)	—	6,172,373	63,760,611
Total Asset Allocation Funds		227,783,716	7,576,947	(11,449,882)	2,373,705	(404,295)	—	23,346,508	225,880,191
Domestic Equity Funds–42.71%
Invesco American Franchise Fund(b)	4.38%	51,576,489	63,699	(2,517,526)	1,741,586	186,284	—	2,922,183	51,050,532
Invesco Charter Fund	6.59%	77,881,594	1,639,420	(3,001,245)	346,312	(58,012)	—	3,518,464	76,808,069
Invesco Comstock Fund	4.41%	52,965,046	2,547,517	(3,886,564)	(977,497)	832,711	219,116	2,027,618	51,481,213
Invesco Diversified Dividend Fund	8.75%	103,618,075	1,425,345	(4,633,361)	1,187,420	509,635	466,516	5,486,680	102,107,114
Invesco Endeavor Fund(b)	4.64%	54,897,070	1,643,763	(2,836,813)	487,478	(90,123)	—	2,504,693	54,101,375
Invesco Growth and Income Fund	5.80%	69,889,285	3,042,732	(4,722,694)	(470,891)	(36,280)	257,251	2,569,342	67,702,152
Invesco Small Cap Equity Fund(b)	4.03%	47,131,546	1,134,167	(3,517,030)	2,429,488	(152,955)	—	2,753,233	47,025,216
PowerShares Fundamental Pure Large Growth Portfolio - ETF	4.11%	49,583,940	566,130	(2,727,514)	(74,775)	616,153	141,916	1,456,100	47,963,934
Total Domestic Equity Funds		507,543,045	12,062,773	(27,842,747)	4,669,121	1,807,413	1,084,799	23,238,313	498,239,605
Fixed-Income Funds–9.17%
Invesco Core Plus Bond Fund	3.04%	35,817,031	1,667,179	(2,545,001)	510,907	46,463	350,326	3,221,105	35,496,579
PowerShares 1-30 Laddered Treasury Portfolio - ETF	6.13%	72,075,048	4,846,501	(7,071,905)	834,531	761,755	377,771	2,127,000	71,445,930
Total Fixed-Income Funds		107,892,079	6,513,680	(9,616,906)	1,345,438	808,218	728,097	5,348,105	106,942,509
Foreign Equity Funds–23.96%
Invesco Developing Markets Fund	7.00%	79,563,179	6,084,939	(1,238,095)	(2,548,918)	(127,235)	—	2,782,903	81,733,870
Invesco International Growth Fund	8.19%	94,728,184	1,701,357	(4,352,430)	3,329,726	142,592	—	2,822,731	95,549,429
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	8.77%	101,092,350	5,468,802	(8,223,198)	4,535,340	(560,573)	203,102	2,499,700	102,312,721
Total Foreign Equity Funds		275,383,713	13,255,098	(13,813,723)	5,316,148	(545,216)	203,102	8,105,334	279,596,020
Real Estate Funds–4.30%
Invesco Global Real Estate Fund	4.30%	50,495,320	1,854,917	(4,039,905)	1,624,264	273,146	219,117	3,727,375	50,207,742
Money Market Funds–0.46%
Liquid Assets Portfolio-Institutional Class	0.23%	1,651,536	14,500,066	(13,482,103)	—	—	226	2,669,499	2,669,499
Premier Portfolio-Institutional Class	0.23%	1,651,536	14,500,067	(13,482,103)	—	—	96	2,669,500	2,669,500
Total Money Market Funds		3,303,072	29,000,133	(26,964,206)	—	—	322	5,338,999	5,338,999
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $969,199,720)	99.96%	$1,172,400,945	$70,263,548	$(93,727,369)	$15,328,676	$1,939,266	$2,235,437		$1,166,205,066
OTHER ASSETS LESS LIABILITIES	0.04%								448,570
NET ASSETS	100.00%								$1,166,653,636

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2015

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.02%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Asset Allocation Funds–16.19%
Invesco Balanced-Risk Allocation Fund	7.05%	$65,064,029	$524,991	$(2,711,032)	$2,157,894	$(18,368)	$—	5,400,126	$65,017,514
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.86%	44,760,903	1,855,420	(480,463)	(1,174,180)	(108,008)	—	6,169,694	44,853,672
Invesco Global Markets Strategy Fund	4.28%	39,675,305	1,816,908	(2,547,891)	568,322	(54,819)	—	3,819,731	39,457,825
Total Asset Allocation Funds		149,500,237	4,197,319	(5,739,386)	1,552,036	(181,195)	—	15,389,551	149,329,011
Domestic Equity Funds–32.03%
Invesco American Franchise Fund(b)	3.26%	30,138,352	329,653	(1,568,678)	1,005,468	158,289	—	1,720,841	30,063,084
Invesco Charter Fund	4.95%	45,889,394	1,089,138	(1,535,865)	279,245	(94,112)	—	2,090,142	45,627,800
Invesco Comstock Fund	3.32%	31,118,847	1,492,582	(1,937,475)	(503,917)	432,744	129,026	1,205,308	30,602,781
Invesco Diversified Dividend Fund	6.59%	61,023,238	870,395	(2,156,770)	529,958	493,743	274,951	3,264,942	60,760,564
Invesco Endeavor Fund(b)	3.46%	32,050,014	1,051,659	(1,383,036)	292,271	(44,617)	—	1,479,921	31,966,291
Invesco Growth and Income Fund	4.36%	41,175,613	1,965,228	(2,651,237)	(219,736)	(58,708)	151,427	1,526,040	40,211,160
Invesco Small Cap Equity Fund(b)	3.02%	27,731,781	657,318	(1,894,006)	1,448,363	(93,032)	—	1,630,587	27,850,424
PowerShares Fundamental Pure Large Growth Portfolio - ETF	3.07%	29,040,344	611,197	(1,663,817)	(150,587)	491,263	83,394	860,000	28,328,400
Total Domestic Equity Funds		298,167,583	8,067,170	(14,790,884)	2,681,065	1,285,570	638,798	13,777,781	295,410,504
Fixed-Income Funds–30.45%
Invesco Core Plus Bond Fund	11.19%	103,000,290	4,022,691	(5,467,393)	1,990,433	(379,732)	1,014,659	9,361,732	103,166,289
Invesco Emerging Market Local Currency Debt Fund	2.95%	26,531,464	2,589,644	(804,930)	(1,047,921)	(70,602)	345,916	3,616,709	27,197,655
Invesco Floating Rate Fund	3.08%	28,024,623	653,447	(505,076)	231,716	(14,686)	347,888	3,649,103	28,390,024
Invesco High Yield Fund	4.04%	37,062,382	639,966	(880,939)	473,515	(46,102)	555,390	8,582,678	37,248,822
PowerShares 1-30 Laddered Treasury Portfolio - ETF	9.19%	84,930,308	5,446,512	(7,442,233)	1,402,613	474,191	447,587	2,524,900	84,811,391
Total Fixed-Income Funds		279,549,067	13,352,260	(15,100,571)	3,050,356	(36,931)	2,711,440	27,735,122	280,814,181
Foreign Equity Funds–17.95%
Invesco Developing Markets Fund	5.25%	46,871,057	3,523,852	(360,374)	(1,542,304)	(30,269)	—	1,650,050	48,461,962
Invesco International Growth Fund	6.13%	55,716,338	1,211,890	(2,474,866)	2,019,453	54,872	—	1,669,946	56,527,687
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	6.57%	59,447,500	3,547,435	(4,804,546)	2,732,627	(346,616)	119,643	1,480,000	60,576,400
Total Foreign Equity Funds		162,034,895	8,283,177	(7,639,786)	3,209,776	(322,013)	119,643	4,799,996	165,566,049
Real Estate Funds–3.22%
Invesco Global Real Estate Fund	3.22%	29,749,746	906,583	(2,013,841)	922,586	194,236	128,682	2,209,303	29,759,310
Money Market Funds–0.18%
Liquid Assets Portfolio-Institutional Class	0.09%	2,023,995	7,713,970	(8,938,226)	—	—	233	799,739	799,739
Premier Portfolio-Institutional Class	0.09%	2,023,995	7,713,970	(8,938,226)	—	—	99	799,739	799,739
Total Money Market Funds		4,047,990	15,427,940	(17,876,452)	—	—	332	1,599,478	1,599,478
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $794,095,340)	100.02%	$923,049,518	$50,234,449	$(63,160,920)	$11,415,819	$939,667	$3,598,895		$922,478,533
OTHER ASSETS LESS LIABILITIES	(0.02)%								(170,375)
NET ASSETS	100.00%								$922,308,158

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Allocation Funds

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

 Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Allocation Funds

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended March 31, 2015*		At March 31, 2015
			Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$14,497,622	$11,322,372	$342,918,857	$38,092,045	$(7,136,119)	$30,955,926
Invesco Growth Allocation Fund	41,263,415	66,763,163	979,311,112	210,775,263	(23,881,309)	186,893,954
Invesco Moderate Allocation Fund	34,806,509	45,284,468	804,796,998	138,339,668	(20,658,133)	117,681,535

* Excludes U.S. Treasury obligations and money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Funds

Invesco Global Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	GLVEY-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.36%

Australia–13.80%

Bank of Queensland Ltd.	331,881	$3,477,767
Caltex Australia Ltd.	125,105	3,328,723
Cochlear Ltd. (a)	42,531	2,924,249
Commonwealth Bank of Australia	30,952	2,195,311
DUET Group (a)	1,748,945	3,388,218
Lend Lease Group	277,102	3,499,013
Macquarie Group Ltd.	40,042	2,325,520
Telstra Corp. Ltd.	645,406	3,095,936
		24,234,737

Austria–0.58%

Oesterreichische Post AG	20,669	1,017,827

Belgium–3.67%

Belgacom S.A.	90,909	3,184,055
Delhaize Group S.A.	36,265	3,264,421
		6,448,476

Canada–10.72%

Baytex Energy Corp. (a)	96,600	1,527,631
Capital Power Corp. (a)	72,200	1,397,144
Crescent Point Energy Corp. (a)	135,500	3,021,096
Enerplus Corp. (a)	309,500	3,137,518
Metro Inc.	97,900	2,652,714
Pengrowth Energy Corp. (a)	482,400	1,447,276
Russel Metals, Inc.	63,600	1,207,125
Shaw Communications, Inc. -Class B (a)	139,700	3,134,592
Superior Plus Corp. (a)	115,800	1,297,333
		18,822,429

Denmark–0.37%

Pandora AS (a)	7,234	659,358

France–4.25%

GDF Suez	150,924	2,986,643
Metropole Television S.A.	53,473	1,071,327
Neopost S.A.	62,008	3,404,745
		7,462,715

Germany–1.90%

ProSiebenSat.1 Media AG	68,096	3,346,375

Hong Kong–3.06%

Power Assets Holdings Ltd.	255,500	2,613,465
SJM Holdings Ltd.	2,118,000	2,760,245
		5,373,710

Israel–2.21%

Bezeq The Israeli Telecommunication Corp. Ltd.	2,078,480	3,874,955

	Shares	Value

Japan–4.03%

Nippon Telegraph & Telephone Corp.	58,200	$3,589,340
Tokyo Gas Co., Ltd.	555,000	3,495,210
		7,084,550

New Zealand–4.23%

SKY Network Television Ltd.	489,227	2,159,728
SKYCITY Entertainment Group Ltd.	683,492	2,095,293
Spark New Zealand Ltd.	1,433,160	3,182,218
		7,437,239

Singapore–1.91%

ComfortDelGro Corp. Ltd.	229,000	482,228
Singapore Post Ltd.	821,000	1,171,492
Venture Corp. Ltd.	273,400	1,703,272
		3,356,992

Spain–0.52%

Endesa, S.A.	47,111	908,432

Sweden–7.27%

Hennes & Mauritz AB -Class B	79,744	3,232,148
Intrum Justitia AB	74,356	2,089,331
Loomis AB -Class B	24,425	748,427
Skandinaviska Enskilda Banken AB -Class A (a)	265,267	3,102,981
Tele2 AB -Class B	301,204	3,601,485
		12,774,372

United Kingdom–10.38%

Berendsen PLC	79,969	1,323,536
Ladbrokes PLC	613,833	950,034
Micro Focus International PLC	78,153	1,366,628
National Grid PLC	259,893	3,323,856
Phoenix Group Holdings	223,441	2,693,838
Royal Dutch Shell PLC -Class A	106,322	3,160,832
SSE PLC	134,549	2,990,866
WH Smith PLC	125,302	2,415,304
		18,224,894

United States–28.46%

Archer-Daniels-Midland Co.	75,500	3,578,700
AT&T Inc.	101,500	3,313,975
CenturyLink Inc.	93,900	3,244,245
Edison International	12,900	805,863
Entergy Corp.	41,500	3,215,835
Frontier Communications Corp.	424,100	2,989,905
Garmin Ltd. (a)	14,200	674,784
Hewlett-Packard Co.	92,400	2,879,184
Lexmark International, Inc. -Class A	81,600	3,454,944
Noble Corp. PLC (a)	235,200	3,358,656
Northrop Grumman Corp.	21,300	3,428,448
PDL BioPharma Inc. (a)	396,000	2,785,860

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Pfizer Inc.	95,000	$ 3,305,050
R. R. Donnelley & Sons Co.	129,400	2,483,186
Transocean Ltd. (a)	229,800	3,371,166
Western Union Co. (The)	185,000	3,849,850
Windstream Holdings Inc. (a)	437,900	3,240,460
		49,980,111
Total Common Stocks & Other Equity Interests (Cost $170,521,461)		171,007,172

Money Market Funds–1.76%

Liquid Assets Portfolio –Institutional Class (b)	1,543,056	1,543,057
Premier Portfolio –Institutional Class (b)	1,543,056	1,543,056
Total Money Market Funds (Cost $3,086,113)		3,086,113
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.12% (Cost $173,607,574)		174,093,285

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds –12.80%

Liquid Assets Portfolio - Institutional Class (Cost $22,475,105)(b)(c)	22,475,105	22,475,105
TOTAL INVESTMENTS–111.92% (Cost $196,082,679)		196,568,390
OTHER ASSETS LESS LIABILITIES–(11.92)%		(20,931,132)
NET ASSETS–100.00%		$ 175,637,258

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2015.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$21,347,205	$(21,347,205)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Global Low Volatility Equity Yield Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Global Low Volatility Equity Yield Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $2,159,728 and from
Level 2 to Level 1 of $34,591,810, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$3,328,723	$20,906,014	$-	$24,234,737
Austria	1,017,827	—	—	1,017,827
Belgium	6,448,476	—	—	6,448,476
Canada	18,822,429	—	—	18,822,429
Denmark	659,358	—	—	659,358
France	2,986,643	4,476,072	—	7,462,715
Germany	3,346,375	—	—	3,346,375
Hong Kong	2,613,465	2,760,245	—	5,373,710
Israel	3,874,955	—	—	3,874,955
Japan	3,589,340	3,495,210	—	7,084,550
New Zealand	2,095,293	5,341,946	—	7,437,239
Singapore	2,185,500	1,171,492	—	3,356,992
Spain	—	908,432	—	908,432
Sweden	2,837,758	9,936,614	—	12,774,372
United Kingdom	6,356,204	11,868,690	—	18,224,894
United States	75,541,329	—	—	75,541,329
	135,703,675	60,864,715	—	196,568,390
Futures Contracts*	6,154	—	—	6,154
Total Investments	$135,709,829	$60,864,715	$—	$196,574,544
* Unrealized appreciation.

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	Long	19	June-2015	$1,957,760	$(7,443)
Dow Jones EURO STOXX 50 Index	Long	18	June-2015	702,729	6,768
FTSE 100 Index	Long	3	June-2015	299,466	(1,869)
SGX NIKKEI 225 Index	Long	5	June-2015	401,555	8,698
Total Futures Contracts—Market Risk					$6,154
(a) Futures collateralized by $177,324 cash held with Merrill Lynch & Co., Inc.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $44,171,120 and $54,717,382, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,466,618
Aggregate unrealized (depreciation) of investment securities	(14,124,673)
Net unrealized appreciation of investment securities	$341,945
Cost of investments for tax purposes is $196,226,445.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	INCAL-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–97.86%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Domestic Equity Funds–22.78%
Invesco Diversified Dividend Fund	7.91%	$23,040,914	$3,243,873	$(481,050)	$431,239	$8,731	$118,376	1,410,194	$26,243,707
Invesco Dividend Income Fund	14.87%	43,106,716	6,432,221	(712,014)	430,154	76,501	271,779	2,329,253	49,333,578
Total Domestic Equity Funds		66,147,630	9,676,094	(1,193,064)	861,393	85,232	390,155		75,577,285
Fixed-Income Funds–63.32%
Invesco Core Plus Bond Fund	14.69%	43,531,891	4,642,500	(144,363)	713,212	(12,612)	459,512	4,422,017	48,730,628
Invesco Corporate Bond Fund	8.34%	24,663,103	2,636,647	(36,171)	419,663	(98)	281,428	3,740,965	27,683,144
Invesco Floating Rate Fund	6.86%	20,297,208	2,368,834	(86,109)	171,817	(3,436)	266,049	2,923,948	22,748,314
Invesco High Yield Fund	10.08%	29,746,971	3,532,999	(198,022)	373,850	(13,386)	470,917	7,705,625	33,442,412
Invesco International Total Return Fund	4.92%	14,492,819	2,226,273	—	(403,726)	—	56,898	1,626,657	16,315,366
Invesco Premium Income Fund	13.54%	39,700,447	4,425,351	(11,128)	806,403	(182)	515,189	4,290,438	44,920,891
Invesco Short Term Bond Fund	4.89%	14,493,704	1,704,404	(61,579)	70,318	(498)	75,519	1,871,403	16,206,349
Total Fixed-Income Funds		186,926,143	21,537,008	(537,372)	2,151,537	(30,212)	2,125,512		210,047,104
Foreign Equity Funds–4.83%
PowerShares International Dividend Achievers Portfolio - ETF	4.83%	14,330,149	2,161,605	(428,024)	(10,532)	(40,191)	76,576	918,177	16,013,007
Real Estate Funds–6.93%
PowerShares Active U.S. Real Estate Fund - ETF	6.93%	20,244,313	3,207,375	(687,712)	100,949	125,785	60,029	305,865	22,990,710
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $308,520,380)	97.86%	$287,648,235	$36,582,082	$(2,846,172)	$3,103,347	$140,614	$2,652,272		$324,628,106
OTHER ASSETS LESS LIABILITIES	2.14%								7,096,303
NET ASSETS	100.00%								$331,724,409

Investment Abbreviations:

ETF –	Exchange Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Income Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $36,582,082 and $2,846,172, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,304,469
Aggregate unrealized (depreciation) of investment securities	(1,660,281)
Net unrealized appreciation of investment securities	$9,644,188
Cost of investments for tax purposes is $314,983,918.

Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

invesco.com/us	INTAL-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Foreign Equity Funds–99.75%
Invesco Developing Markets Fund	4.41%	$7,858,474	$596,500	$(109,845)	$(271,795)	$(4,672)	$—	274,725	$8,068,662
Invesco Emerging Market Equity Fund	4.56%	7,891,179	405,836	(249,892)	357,067	(63,573)	—	1,144,117	8,340,617
Invesco International Core Equity Fund	31.41%	54,209,074	1,776,096	(1,065,341)	3,039,048	(458,706)	—	5,194,234	57,500,171
Invesco International Growth Fund	22.76%	39,478,585	1,182,132	(374,928)	1,411,706	(21,103)	—	1,231,208	41,676,392
Invesco International Small Company Fund	9.87%	17,457,494	1,065,608	—	(454,004)	—	—	1,013,410	18,069,098
PowerShares International Dividend Achievers Portfolio - ETF	26.74%	48,038,405	2,192,757	(997,354)	(297,748)	32,931	234,175	2,807,855	48,968,991
Total Foreign Equity Funds		174,933,211	7,218,929	(2,797,360)	3,784,274	(515,123)	234,175		182,623,931
Money Market Funds–0.30%
Liquid Assets Portfolio – Institutional Class	0.15%	257,749	5,741,528	(5,728,034)	—	—	63	271,243	271,243
Premier Portfolio – Institutional Class	0.15%	257,748	5,741,529	(5,728,033)	—	—	26	271,244	271,244
Total Money Market Funds		515,497	11,483,057	(11,456,067)	—	—	89		542,487
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $171,784,230)	100.05%	$175,448,708	$18,701,986	$(14,253,427)	$3,784,274	$(515,123)	$234,264		$183,166,418
OTHER ASSETS LESS LIABILITIES	(0.05)%								(96,390)
NET ASSETS	100.00%								$183,070,028

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A. Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $7,218,929 and $2,797,360, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,253,167
Aggregate unrealized (depreciation) of investment securities	(26,732,935)
Net unrealized appreciation (depreciation) of investment securities	$(14,479,768)
Cost of investments for tax purposes is $197,646,186.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	MCCE-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks–81.96%

Apparel, Accessories & Luxury Goods–1.39%

PVH Corp.	311,910	$33,237,130

Asset Management & Custody Banks–1.99%

Northern Trust Corp.	680,721	47,412,218

Auto Parts & Equipment–1.73%

Dana Holding Corp.	1,949,067	41,242,258

Brewers–1.29%

Molson Coors Brewing Co. -Class B	414,621	30,868,533

Communications Equipment–3.82%

F5 Networks, Inc. (b)	317,471	36,490,117
Juniper Networks, Inc.	1,272,425	28,731,356
Polycom, Inc. (b)	1,933,257	25,905,644
		91,127,117

Computer & Electronics Retail–1.01%

GameStop Corp. -Class A	633,533	24,048,913

Data Processing & Outsourced Services–1.38%

Jack Henry & Associates, Inc.	470,534	32,885,621

Department Stores–0.57%

Macy’s, Inc.	209,480	13,597,347

Drug Retail–1.32%

Rite Aid Corp. (b)	3,619,136	31,450,292

Electronic Components–2.68%

Amphenol Corp. -Class A	1,081,936	63,758,488

Environmental & Facilities Services–1.17%

Republic Services, Inc.	684,652	27,769,485

Health Care Distributors–1.33%

Cardinal Health, Inc.	350,470	31,636,927

Health Care Equipment–1.58%

ResMed Inc.	425,994	30,577,849
Wright Medical Group, Inc. (b)	273,868	7,065,795
		37,643,644

Health Care Facilities–2.14%

Community Health Systems Inc. (b)	583,611	30,511,183
Tenet Healthcare Corp. (b)	416,022	20,597,249
		51,108,432

Health Care Services–1.56%

Omnicare, Inc.	482,134	37,153,246

Homebuilding–1.37%

D.R. Horton, Inc.	1,143,292	32,560,956

	Shares	Value

Homefurnishing Retail–0.73%

Aaron’s Inc.	610,881	$17,294,041

Hotels, Resorts & Cruise Lines–1.65%

Norwegian Cruise Line Holdings Ltd. (b)	727,758	39,306,210

Human Resource & Employment Services–0.86%

ManpowerGroup Inc.	238,082	20,510,764

Industrial Machinery–6.92%

Kennametal Inc.	938,541	31,619,446
Lincoln Electric Holdings, Inc.	336,495	22,003,408
Stanley Black & Decker Inc.	532,627	50,791,311
Timken Co. (The)	735,196	30,981,160
Xylem, Inc.	845,910	29,623,768
		165,019,093

Insurance Brokers–2.12%

Brown & Brown, Inc.	1,524,458	50,474,804

Life & Health Insurance–3.68%

St. James’s Place PLC (United Kingdom)	3,150,426	43,607,022
Torchmark Corp.	801,572	44,022,334
		87,629,356

Life Sciences Tools & Services–1.23%

Agilent Technologies, Inc.	706,207	29,342,901

Marine–0.74%

Kirby Corp. (b)	235,872	17,702,194

Multi-Utilities–1.71%

CMS Energy Corp.	1,165,294	40,680,414

Oil & Gas Equipment & Services–1.13%

Dril-Quip, Inc. (b)	394,167	26,957,081

Oil & Gas Exploration & Production–4.10%

Cabot Oil & Gas Corp.	1,107,590	32,707,133
Concho Resources Inc. (b)	333,049	38,607,040
Vermilion Energy, Inc. (Canada)	628,248	26,412,605
		97,726,778

Packaged Foods & Meats–2.14%

Hain Celestial Group, Inc. (The) (b)	331,563	21,236,610
JM Smucker Co. (The)	256,880	29,728,723
		50,965,333

Paper Packaging–0.76%

Packaging Corp. of America	232,596	18,186,681

Pharmaceuticals–3.24%

Endo International PLC (b)	516,519	46,331,754
Perrigo Co. PLC	186,670	30,903,219
		77,234,973

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Property & Casualty Insurance–4.99%

Arch Capital Group Ltd. (b)	852,771	$52,530,694
Progressive Corp. (The)	2,441,855	66,418,456
		118,949,150

Regional Banks–2.72%

First Republic Bank	1,135,236	64,810,623

Semiconductor Equipment–3.67%

Lam Research Corp.	534,965	37,573,267
Teradyne, Inc.	2,643,478	49,829,560
		87,402,827

Semiconductors–3.63%

Linear Technology Corp.	1,166,027	54,570,064
Xilinx, Inc.	756,711	32,008,875
		86,578,939

Specialized Finance–2.38%

Moody’s Corp.	546,201	56,695,664

Specialty Chemicals–2.96%

Cytec Industries Inc.	587,963	31,773,520
International Flavors & Fragrances Inc.	330,162	38,761,019
		70,534,539

	Shares	Value

Specialty Stores–1.44%

Dick’s Sporting Goods, Inc.	602,186	$34,318,580

Technology Hardware, Storage & Peripherals–1.57%

NetApp, Inc.	1,056,562	37,465,688

Trading Companies & Distributors–1.26%

WESCO International, Inc. (b)	429,359	30,007,900
Total Common Stocks (Cost $1,464,344,990)		1,953,295,140

Money Market Funds–18.77%

Liquid Assets Portfolio –Institutional Class (c)	223,607,356	223,607,356
Premier Portfolio –Institutional Class (c)	223,607,356	223,607,356
Total Money Market Funds (Cost $447,214,712)		447,214,712
TOTAL INVESTMENTS–100.73% (Cost $1,911,559,702)		2,400,509,852
OTHER ASSETS LESS LIABILITIES–(0.73)%		(17,400,483)
NET ASSETS–100.00%		$2,383,109,369

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE	1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,356,902,830	$43,607,022	$—	$2,400,509,852

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $376,045,151 and $479,202,595, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$520,112,976
Aggregate unrealized (depreciation) of investment securities	(29,972,446)
Net unrealized appreciation of investment securities	$490,140,530
Cost of investments for tax purposes is $1,910,369,322.

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	MAI-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.11%(a)

	% of Net Assets 03/31/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/15	Value 03/31/15
Alternative Funds–7.36%
PowerShares DB Oil Fund-ETF(b)	7.36%	$18,322	$15,030	$—	$(3,094)	$—	$—	2,243	$ 30,258
Asset Allocation Funds–8.73%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6(b)	8.73%	25,301	12,297	(1,064)	(543)	(110)	—	4,935	35,881
Domestic Equity Funds–17.72%
Incesco Energy Fund-Class R5	10.97%	35,724	13,270	(2,586)	(594)	(753)	—	1,410	45,061
iShares U.S. Consumer Goods ETF(c)	6.75%	19,904	7,553	—	276	—	119	263	27,733
Total Domestic Equity Funds		55,628	20,823	(2,586)	(318)	(753)	119	1,673	72,794
Fixed-Income Funds–35.94%
Invesco Emerging Market Local Currency Debt Fund-Class R6	1.96%	5,372	2,847	—	(169)	—	79	1,071	8,050
Invesco Floating Rate Fund-Class R6	4.81%	13,702	5,951	—	100	—	187	2,539	19,753
Invesco High Yield Fund-Class R6	4.17%	12,707	4,255	—	148	—	206	3,943	17,110
Invesco U.S. Government Fund-Class R5	6.38%	17,182	8,800	—	238	—	86	2,888	26,220
Invesco U.S. Mortgage Fund-Class R5	2.10%	5,436	3,195	—	3	—	70	686	8,634
iShares TIPS Bond ETF(c)	14.60%	40,660	19,634	(1,155)	821	16	—	528	59,976
Powershares Fundamental Investment Grade Corporate Bond Portfolio-ETF	1.92%	—	7,936	—	(35)	—	28	307	7,901
Total Fixed-Income Funds		95,059	52,618	(1,155)	1,106	16	656	11,962	147,644
Foreign Equity Funds–21.98%
Invesco Global Health Care Fund-Class Y	7.62%	21,927	7,352	—	2,018	—	—	665	31,297
Invesco Global Infrastructure Fund-Class R6	6.24%	19,087	7,776	(1,312)	79	(3)	111	2,486	25,627
Invesco Gold & Precious Metals Fund-Class Y(b)	6.14%	17,993	10,383	(2,700)	(377)	(87)	—	6,888	25,212
Invesco International Growth Fund-Class R6	1.98%	5,803	2,070	—	270	—	—	241	8,143
Total Foreign Equity Funds		64,810	27,581	(4,012)	1,990	(90)	111	10,280	90,279
Real Estate Funds–6.44%
Invesco Global Real Estate Fund-Class R6	6.44%	18,987	8,176	(1,772)	1,023	46	115	1,964	26,460
Money Market Funds–1.94%
Liquid Assets Portfolio-Institutional Class	0.97%	3,966	65,018	(65,004)	—	—	1	3,980	3,980
Premier Portfolio-Institutional Class	0.97%	3,966	65,019	(65,005)	—	—	0	3,980	3,980
Total Money Market Funds		7,932	130,037	(130,009)	—	—	1	7,960	7,960
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $428,617)	100.11%	$286,039	$266,562	$(140,598)	$164	$(891)	$1,002		$ 411,276
OTHER ASSETS LESS LIABILITIES	(0.11)%								(461)
NET ASSETS	100.00%								$ 410,815

Investment Abbreviations:

ETF – Exchange Traded Fund

TIPS – Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of the exchange-traded funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisors, Inc.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (the “Advisor” or “Invesco”) and exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco or other unaffiliated advisors (“underlying funds”).

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

Invesco Multi-Asset Inflation Fund

A.	Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities – The Fund may invest in treasury inflation-protected securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of TIPS, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.

Invesco Multi-Asset Inflation Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $136,525 and $10,589, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,601

Aggregate unrealized (depreciation) of investment securities	(24,319)

Net unrealized appreciation (depreciation) of investment securities	$(17,718)

Cost of investments for tax purposes is $428,994.

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	SCG-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.87%

Aerospace & Defense–1.66%

Hexcel Corp.	401,014	$20,620,140
TransDigm Group, Inc.	94,889	20,754,122
		41,374,262

Air Freight & Logistics–0.88%

Forward Air Corp.	401,997	21,828,437

Apparel Retail–1.42%

ANN Inc. (b)	420,811	17,265,875
DSW Inc. -Class A	490,617	18,093,955
		35,359,830

Apparel, Accessories & Luxury Goods–1.10%

G-III Apparel Group, Ltd. (b)	243,246	27,401,662

Application Software–9.96%

Aspen Technology, Inc. (b)	484,654	18,654,332
Cadence Design Systems, Inc. (b)	1,021,278	18,832,366
Guidewire Software Inc. (b)	391,267	20,584,557
Interactive Intelligence Group, Inc. (b)	315,229	12,981,130
Manhattan Associates, Inc. (b)	1,108,041	56,077,955
Mentor Graphics Corp.	771,968	18,550,391
MicroStrategy Inc. -Class A (b)	125,688	21,265,153
Qlik Technologies Inc. (b)	626,012	19,487,754
SolarWinds, Inc. (b)	395,129	20,246,410
Ultimate Software Group, Inc. (The) (b)	129,958	22,087,012
Verint Systems Inc. (b)	302,569	18,738,098
		247,505,158

Asset Management & Custody Banks–1.67%

Affiliated Managers Group, Inc. (b)	85,734	18,413,949
Janus Capital Group Inc.	1,336,443	22,973,455
		41,387,404

Automotive Retail–0.80%

Group 1 Automotive, Inc.	231,158	19,955,870

Biotechnology–5.26%

Alnylam Pharmaceuticals Inc. (b)	206,277	21,539,444
Enanta Pharmaceuticals, Inc. (b)(c)	232,424	7,116,823
Exact Sciences Corp. (b)(c)	1,086,633	23,927,659
Incyte Corp. (b)	311,552	28,556,856
KYTHERA Biopharmaceuticals, Inc. (b)(c)	75,310	3,776,796
Neurocrine Biosciences, Inc. (b)	441,046	17,513,937
Repligen Corp. (b)	471,694	14,320,630
Seattle Genetics, Inc. (b)(c)	394,397	13,941,934
		130,694,079

	Shares	Value

Building Products–0.83%

A.O. Smith Corp.	315,994	$20,748,166

Communications Equipment–2.16%

ARRIS Group Inc. (b)	804,482	23,245,507
Finisar Corp. (b)	634,278	13,535,493
Infinera Corp. (b)	858,818	16,892,950
		53,673,950

Construction & Engineering–0.39%

MasTec, Inc. (b)	503,576	9,719,017

Construction Machinery & Heavy Trucks–2.43%

WABCO Holdings Inc. (b)	209,276	25,715,835
Wabtec Corp.	364,001	34,583,735
		60,299,570

Construction Materials–0.81%

Martin Marietta Materials, Inc.	143,972	20,127,286

Distributors–0.86%

Pool Corp.	307,039	21,419,041

Electric Utilities–0.80%

ITC Holdings Corp.	533,905	19,984,064

Electrical Components & Equipment–1.19%

Acuity Brands, Inc.	175,290	29,476,766

Electronic Equipment & Instruments–1.48%

Cognex Corp. (b)	435,445	21,593,718
National Instruments Corp.	470,700	15,081,228
		36,674,946

Electronic Manufacturing Services–0.62%

IPG Photonics Corp. (b)(c)	165,186	15,312,742

Environmental & Facilities Services–0.40%

Tetra Tech, Inc.	412,597	9,910,580

Footwear–0.82%

Steven Madden, Ltd. (b)	533,491	20,272,658

Health Care Equipment–5.23%

DexCom Inc. (b)	417,288	26,013,734
Hill-Rom Holdings, Inc.	388,810	19,051,690
NuVasive, Inc. (b)	489,750	22,523,602
Sirona Dental Systems, Inc. (b)	222,812	20,050,852
STERIS Corp. (c)	384,443	27,014,810
Thoratec Corp. (b)	365,222	15,299,149
		129,953,837

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–3.88%

Community Health Systems Inc. (b)	430,322	$22,497,234
HealthSouth Corp.	500,308	22,193,663
Select Medical Holdings Corp.	1,249,212	18,525,814
VCA, Inc. (b)	606,298	33,237,256
		96,453,967

Health Care Services–1.84%

Chemed Corp.	226,528	27,047,443
Envision Healthcare Holdings, Inc. (b)	490,358	18,805,229
		45,852,672

Health Care Technology–0.22%

HMS Holdings Corp. (b)	354,521	5,477,349

Homebuilding–0.75%

Standard Pacific Corp. (b)	2,074,270	18,668,430

Hotels, Resorts & Cruise Lines–0.84%

Choice Hotels International, Inc.	326,916	20,945,508

Industrial Machinery–2.24%

Crane Co.	266,102	16,607,426
ITT Corp.	513,557	20,496,060
Lincoln Electric Holdings, Inc.	283,931	18,566,248
		55,669,734

Internet Software & Services–3.59%

CoStar Group Inc. (b)	193,579	38,295,733
Dealertrack Technologies Inc. (b)	431,956	16,638,945
Envestnet, Inc. (b)	349,858	19,620,037
HomeAway Inc. (b)	489,751	14,775,788
		89,330,503

Investment Banking & Brokerage–1.13%

Stifel Financial Corp. (b)	502,184	27,996,758

IT Consulting & Other Services–1.83%

Booz Allen Hamilton Holding Corp.	673,919	19,503,216
EPAM Systems, Inc. (b)	425,913	26,104,208
		45,607,424

Leisure Products–0.77%

Brunswick Corp.	372,699	19,175,364

Life & Health Insurance–0.89%

American Equity Investment Life Holding Co.	756,095	22,025,047

Life Sciences Tools & Services–3.12%

Affymetrix, Inc. (b)(c)	739,188	9,284,201
Bio-Techne Corp.	193,891	19,445,328
PAREXEL International Corp. (b)	361,967	24,972,103
PerkinElmer, Inc.	382,433	19,557,624
VWR Corp. (b)	167,128	4,343,657
		77,602,913

Marine–0.60%

Kirby Corp. (b)	199,575	14,978,104

	Shares	Value

Metal & Glass Containers–0.76%

Berry Plastics Group Inc. (b)	521,347	$18,867,548

Office Services & Supplies–1.65%

Pitney Bowes Inc.	907,897	21,172,158
Steelcase Inc. -Class A	1,052,103	19,926,831
		41,098,989

Oil & Gas Drilling–0.60%

Atwood Oceanics, Inc.	264,592	7,437,681
Patterson-UTI Energy, Inc.	391,716	7,354,468
		14,792,149

Oil & Gas Equipment & Services–0.52%

Dril-Quip, Inc. (b)	190,590	13,034,450

Oil & Gas Exploration & Production–1.70%

Energen Corp.	255,080	16,835,280
Laredo Petroleum Inc. (b)(c)	599,674	7,819,749
Oasis Petroleum Inc. (b)(c)	451,940	6,426,587
Ultra Petroleum Corp. (b)(c)	722,836	11,297,926
		42,379,542

Oil & Gas Storage & Transportation–0.67%

SemGroup Corp. -Class A	205,829	16,742,131

Packaged Foods & Meats–1.39%

B&G Foods Inc.	477,106	14,041,229
Lancaster Colony Corp.	216,086	20,564,905
		34,606,134

Pharmaceuticals–3.61%

Catalent, Inc. (b)	640,083	19,938,586
Jazz Pharmaceuticals PLC (b)	109,080	18,847,933
Nektar Therapeutics (b)	1,351,842	14,870,262
Pacira Pharmaceuticals, Inc. (b)	160,813	14,288,235
Salix Pharmaceuticals, Ltd. (b)(c)	125,799	21,739,325
		89,684,341

Regional Banks–2.86%

Hancock Holding Co.	490,897	14,658,184
Home BancShares Inc.	502,474	17,028,844
SVB Financial Group (b)	187,747	23,851,379
UMB Financial Corp.	293,678	15,532,630
		71,071,037

Research & Consulting Services–0.01%

Corporate Executive Board Co. (The)	3,751	299,555

Restaurants–4.77%

BJ’s Restaurants Inc. (b)	369,906	18,661,758
Brinker International, Inc.	306,096	18,843,270
Cheesecake Factory Inc. (The)	342,927	16,916,589
Domino’s Pizza, Inc.	186,967	18,799,532
Jack in the Box Inc.	472,794	45,350,400
		118,571,549

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Semiconductor Equipment–1.24%

MKS Instruments, Inc.	401,229	$13,565,552
Teradyne, Inc.	912,816	17,206,582
		30,772,134

Semiconductors–4.04%

Atmel Corp.	2,357,802	19,404,710
Cavium Inc. (b)	344,029	24,364,134
Monolithic Power Systems Inc.	380,130	20,013,845
Power Integrations, Inc.	357,417	18,614,277
Silicon Laboratories Inc. (b)	357,694	18,160,124
		100,557,090

Specialized REIT’s–0.90%

Corrections Corp. of America	556,175	22,391,606

Specialty Chemicals–0.87%

PolyOne Corp.	580,216	21,671,068

Specialty Stores–0.93%

Five Below, Inc. (b)	390,407	13,886,777
Vitamin Shoppe, Inc. (b)	220,999	9,102,949
		22,989,726

Steel–0.40%

Carpenter Technology Corp.	256,131	9,958,373

Systems Software–1.26%

CommVault Systems, Inc. (b)	215,683	9,425,347
Qualys, Inc. (b)	472,792	21,975,372
		31,400,719

Technology Distributors–1.05%

SYNNEX Corp.	337,919	26,104,243

Technology Hardware, Storage & Peripherals–0.74%

Cray, Inc. (b)	658,354	18,486,580

Trading Companies & Distributors–1.57%

Watsco, Inc.	186,262	23,413,133
WESCO International, Inc. (b)	221,729	15,496,640
		38,909,773

Trucking–2.40%

Knight Transportation, Inc.	811,457	26,169,488
Old Dominion Freight Line, Inc. (b)	145,002	11,208,655
Swift Transportation Co. (b)	853,857	22,217,359
		59,595,502

Wireless Telecommunication Services–1.46%

SBA Communications Corp. -Class A (b)	309,077	36,192,917
Total Common Stocks & Other Equity Interests (Cost $1,531,591,645)		2,433,040,254

	Shares	Value

Money Market Funds–2.15%

Liquid Assets Portfolio –Institutional Class (d)	26,727,420	$26,727,420
Premier Portfolio –Institutional Class (d)	26,727,419	26,727,419
Total Money Market Funds (Cost $53,454,839)		53,454,839
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.02% (Cost $1,585,046,484)		2,486,495,093

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.09%

Liquid Assets Portfolio – Institutional Class (Cost $76,928,780)(d)(e)	76,928,780	76,928,780
TOTAL INVESTMENTS–103.11% (Cost $1,661,975,264)		2,563,423,873
OTHER ASSETS LESS LIABILITIES–(3.11)%		(77,236,098)
NET ASSETS–100.00%		$2,486,187,775

Investment Abbreviations:

REIT           —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$74,081,416	$(74,081,416)	$—
* Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $121,134,236 and $103,966,406, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$955,786,559
Aggregate unrealized (depreciation) of investment securities	(54,678,471)
Net unrealized appreciation of investment securities	$901,108,088
Cost of investments for tax purposes is $1,662,315,785.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-USM-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–105.40%

Collateralized Mortgage Obligations–12.02%

Fannie Mae ACES, 0.44%, 12/25/17(a)	$4,320,718	$4,326,824
0.70%, 08/25/19(a)	1,514,318	1,525,313
Fannie Mae Grantor Trust 7.50%, 01/19/39	487,234	539,446
Fannie Mae Interest STRIPS, 6.50%, 10/25/24, IO	308,168	50,239
8.00%, 05/25/30, IO	1,189,256	322,518
7.50%, 01/25/32, IO	392,828	80,239
Fannie Mae REMICs, 2.00%, 06/25/19	640,973	648,477
4.50%, 11/25/23, IO	8,587,318	463,385
3.00%, 10/25/26 to 02/25/28, IO	48,362,904	5,009,573
8.00%, 08/18/27 to 09/18/27, IO	1,351,066	227,623
7.00%, 09/25/32	411,705	477,056
6.00%, 05/25/33, IO	51,826	10,667
7.00%, 05/25/33, IO	1,232,710	250,874
6.57%, 06/25/39, IO (a)	1,515,914	1,773,900
3.50%, 08/25/42, IO	2,350,350	331,619
1.78%, 03/25/43, IO (a)	23,542,030	1,759,993
3.50%, 09/25/44	5,570,964	5,816,067
Freddie Mac REMICs, 4.50%, 06/15/18	203,269	213,050
3.00%, 10/15/18 to 04/15/26	2,132,233	2,192,351
3.75%, 10/15/18	338,553	340,793
1.24%, 01/15/24, PO	1,251,755	1,251,932
3.00%, 09/15/25, IO	7,979,516	501,993
2.50%, 09/15/27, IO	4,936,679	464,749
1.68%, 04/15/38, IO (a)	16,045,246	1,110,883
1.81%, 02/15/39, IO (a)	13,509,123	1,135,835
1.85%, 12/15/39, IO (a)	29,939,981	2,353,022
4.00%, 12/15/41, IO	3,595,741	408,604
Freddie Mac STRIPS, 8.00%, 06/15/31, IO	1,765,385	475,218
Freddie Mac Structured Pass Through Securities 6.50%, 02/25/43	2,522,761	3,016,229
Ginnie Mae REMICs, 4.00%, 04/16/33	382,330	384,036
4.50%, 10/20/33	3,210	3,210
5.86%, 01/20/39(a)	2,971,939	3,392,387
4.51%, 07/20/41(a)	4,856,286	5,201,379
1.73%, 09/20/41(a)	3,755,183	3,916,627
2.50%, 10/20/43	1,033,859	908,377
1.60%, 09/20/64, IO (a)	7,854,056	881,127
1.65%, 11/20/64, IO (a)	5,183,134	612,258
1.69%, 12/20/64, IO (a)	13,045,580	1,524,702
		53,902,575

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–32.89%

Pass Through Ctfs., 8.50%, 01/01/17 to 08/01/31	$517,242	$623,210
5.00%, 10/01/18 to 06/01/40	13,332,377	14,840,704
7.50%, 01/01/20 to 05/01/35	591,182	722,195
3.50%, 08/01/26	1,066,855	1,144,963
6.50%, 05/01/28 to 08/01/33	722,115	827,923
6.00%, 03/01/29	7,345	8,444
8.00%, 08/01/32	368,848	473,438
5.50%, 12/01/36	555,496	623,770
4.50%, 05/01/38 to 02/01/42	34,274,016	37,653,071
5.35%, 07/01/38 to 10/17/38	3,963,513	4,459,789
5.80%, 10/01/38 to 01/20/39	2,166,320	2,482,571
5.45%, 11/25/38	3,987,708	4,518,995
4.00%, 06/01/42	7,238,023	7,828,680
Pass Through Ctfs., ARM, 2.39%, 07/01/36(a)	3,233,900	3,459,068
2.67%, 02/01/37(a)	334,654	360,856
2.79%, 03/01/37(a)	1,232,826	1,324,812
2.38%, 05/01/37(a)	1,335,714	1,437,461
2.52%, 11/01/37(a)	3,030,000	3,263,993
2.66%, 01/01/38(a)	470,562	506,836
3.45%, 03/01/41(a)	439,709	466,336
Pass Through Ctfs., TBA, 3.00%, 05/01/45(b)	23,200,000	23,614,610
3.50%, 05/01/45(b)	21,700,000	22,690,062
4.00%, 05/01/45(b)	13,200,000	14,077,591
		147,409,378

Federal National Mortgage Association (FNMA)–50.26%

Pass Through Ctfs., 7.50%, 04/01/15 to 08/01/37	954,248	1,205,109
7.00%, 02/01/18 to 12/01/33	494,409	536,268
4.50%, 05/01/19 to 10/01/41	18,384,903	19,891,702
8.00%, 07/01/20 to 04/01/33	823,516	1,052,050
6.50%, 06/01/22 to 11/01/38	5,107,370	5,912,604
5.50%, 11/01/22 to 04/01/38	16,108,526	18,270,485
4.00%, 06/01/24 to 06/01/44	15,742,048	16,992,727
5.00%, 06/01/27 to 01/01/41	10,713,832	11,941,907
9.50%, 04/01/30	119,661	144,769
5.63%, 08/01/32	640,436	759,604
8.50%, 10/01/32	689,720	890,167
6.00%, 12/01/35 to 05/01/40	5,309,869	6,079,756
5.45%, 01/01/38	830,384	947,063
3.50%, 11/01/42	2,514,949	2,661,944
3.00%, 04/01/43	3,635,139	3,727,065
Pass Through Ctfs., ARM, 2.31%, 03/01/38(a)	478,622	511,204
1.84%, 02/01/39(a)	4,878,153	5,155,410
3.02%, 08/01/42(a)	1,573,736	1,639,480
2.27%, 07/01/43(a)	4,445,145	4,517,008
2.68%, 09/01/43(a)	2,258,790	2,331,415

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., TBA, 2.50%, 05/01/30(b)	$19,000,000	$19,472,001
3.00%, 05/01/30 to 05/01/45(b)	40,900,000	42,084,429
3.50%, 05/01/45(b)	27,950,000	29,287,452
4.00%, 05/01/45(b)	27,420,000	29,272,989
		225,284,608

Government National Mortgage Association (GNMA)–10.23%

Pass Through Ctfs., 9.50%, 02/15/16 to 08/15/22	300,927	307,028
8.00%, 06/15/16 to 12/15/21	268,780	275,463
8.50%, 02/20/17	566	590
9.00%, 09/15/17 to 08/15/24	587,546	604,515
7.00%, 08/15/22 to 01/15/29	454,705	499,285
6.50%, 04/15/26 to 11/15/28	231,673	265,589
6.00%, 01/15/28 to 04/20/29	627,276	717,143
5.50%, 05/15/33 to 10/15/34	1,406,216	1,600,140
5.00%, 11/20/37	2,282,336	2,516,008
Pass Through Ctfs., TBA, 3.50%, 05/01/45(b)	22,500,000	23,617,970
4.00%, 05/01/45(b)	14,500,000	15,435,986
		45,839,717
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $465,252,505)		472,436,278

Asset-Backed Securities–40.25%

American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.38%, 06/25/45(a)	1,461,134	1,453,004
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A, Pass Through Ctfs., 0.72%, 04/09/18	5,000,000	5,000,198
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,139,775
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36	207,340	198,593
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	1,362,819	1,362,211
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	5,024,888
Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/42	500,000	507,466
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(a)	4,070,116	4,168,188
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)	4,055,000	4,214,836
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)(c)	1,750,000	1,847,636

	Principal Amount	Value
BMW Vehicle Lease Trust, Series 2015-1, Class A2B, Floating Rate Pass Through Ctfs., 0.50%, 02/21/17(a)	$5,000,000	$5,001,783
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.18%, 10/15/23(a)(c)	3,000,000	3,003,600
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.37%, 02/15/31(a)(c)	3,000,000	2,994,618
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.45%, 12/25/35(a)	90,281	82,547
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.71%, 02/25/35(a)	751,150	714,669
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.60%, 09/25/34(a)	3,876,747	3,845,179
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.18%, 08/25/34(a)	699,059	694,452
Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.60%, 03/25/36(a)	162,893	155,967
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	2,019,388	2,092,086
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.36%, 08/25/36(a)(c)	2,624,264	2,648,457
Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	375,438	375,371
Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.15%, 10/13/28(a)(c)	5,000,000	5,071,970
Series 2013-LC13, Class XA, Variable Rate Pass Through Ctfs., 1.60%, 08/10/46(a)	47,288,917	3,337,226
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, Pass Through Ctfs., 5.10%, 08/15/38	930,000	941,986
Credit Suisse Mortgage Capital, Series 2015 TOWN, Class B, Floating Rate Pass Through Ctfs., 2.08%, 03/15/17(a)(c)	2,500,000	2,500,000
Fifth Third Auto Trust, Series 2014-3, Class A2A, Pass Through Ctfs., 0.57%, 05/15/17	4,000,000	3,999,106
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.44%, 07/25/37(a)	99,686	84,920

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 08/15/42(a)	$5,000,000	$5,054,663
Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/43	8,372,000	8,618,957
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	4,000,000	4,183,968
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.58%, 06/25/35(a)	2,069,512	2,070,724
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.53%, 08/25/35(a)	1,638,666	1,557,989
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/44(a)(c)	6,514,696	6,883,568
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.63%, 07/26/36(a)(c)	5,093,902	5,128,866
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/37(c)	845,125	871,296
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs, 3.50%, 10/25/41 (Acquired 04/22/13; Cost $5,774,875) (c)	5,579,589	5,914,365
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $9,086,539) (a)(c)	8,782,657	9,112,007
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,420,000	5,544,674
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(c)	3,350,000	3,422,811
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 11/25/35(a)	3,708,646	3,338,204
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.41%, 04/25/36(a)	111,752	73,361
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.89%, 04/25/29(a)	255,210	243,385
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.63%, 03/25/30(a)	1,770,122	1,726,100

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	$7,945,000	$8,336,605
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.07%, 01/20/27(a)(c)	5,000,000	4,997,100
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.44%, 02/25/46(a)	69,495	34,318
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.47%, 01/26/36(a)(c)	1,451,234	1,462,311
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.31%, 07/26/45 (Acquired 01/31/11; Cost $3,012,938)(a)(c)	3,024,279	3,019,525
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	2,527,601	2,455,779
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	4,410,517	4,376,836
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/43(c)	3,928,243	4,079,944
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.47%, 09/25/34(a)	818,776	732,263
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.50%, 01/25/35(a)	732,657	705,852
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.42%, 06/25/34(a)	4,082,409	4,094,178
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.40%, 05/25/45(a)	1,839,238	1,628,512
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Floating Rate Pass Through Ctfs., 2.48%, 11/25/32(a)	239,024	217,374
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, Variable Rate Pass Through Ctfs., 5.15%, 07/15/42(a)	500,000	505,719
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.27%, 10/15/44(a)	1,254,000	1,272,180

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(a)	$6,740,732	$6,560,747
Series 2007-HY2, Class 2A1, Floating Rate Pass Through Ctfs., 2.34%, 11/25/36(a)	337,537	297,146
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	2,932,060	2,944,890
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.62%, 03/25/35(a)	376,243	383,857
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.60%, 04/25/36(a)	2,134,646	2,095,461
Total Asset-Backed Securities (Cost $179,402,339)		180,406,267

Structured Agency Credit Risk Notes (STACR)–0.97%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.37%, 02/25/24(a)(d) (Cost $4,314,342)	4,300,000	4,356,102

	Principal Amount	Value

U.S. Treasury Securities–0.51%

U.S. Treasury Bills–0.28%

0.00%, 08/20/15(e)	$355,000	$354,909
0.07%, 08/20/15(e)	580,000	579,853
0.09%, 08/20/15(e)	305,000	304,922
		1,239,684

U.S. Treasury Notes–0.23%

3.25%, 12/31/16(f)	1,000,000	1,047,902
Total U.S. Treasury Securities (Cost $2,244,725)		2,287,586

	Shares

Money Market Funds–1.73%

Liquid Assets Portfolio –Institutional Class (g)	3,870,870	3,870,870
Premier Portfolio –Institutional Class (g)	3,870,871	3,870,871
Total Money Market Funds (Cost $7,741,741)		7,741,741
TOTAL INVESTMENTS–148.86% (Cost $658,955,652)		667,227,974
OTHER ASSETS LESS LIABILITIES–(48.86)%		(219,005,662)
NET ASSETS–100.00%		$448,222,312

Investment Abbreviations:

ACES	—Automatically Convertible Extendable Security	PO	— Principal only
ARM	—Adjustable Rate Mortgage	REMICs	— Real Estate Mortgage Investment Conduits
CLO	—Collateralized Loan Obligation	STRIPS	— Separately Traded Registered Interest and Principal Security
Ctfs.	—Certificates	TBA	— To Be Announced
IO	—Interest only

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2015.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $70,189,935, which represented 15.66% of the Fund’s Net Assets.

(d)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco U.S. Mortgage Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Mortgage Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,741,741	$—	$—	$7,741,741
U.S. Treasury Securities	—	2,287,586	—	2,287,586
U.S. Government Sponsored Securities	—	472,436,278	—	472,436,278
Asset-Backed Securities	—	180,406,267	—	180,406,267
Structured Agency Credit Risk Notes	—	4,356,102	—	4,356,102
	7,741,741	659,486,233	—	667,227,974
Futures Contracts*	(321,143)	—	—	(321,143)
Total Investments	$7,420,598	$659,486,233	$—	$666,906,831

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$53,752	$(374,895)
(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco U.S. Mortgage Fund

Effect of Derivative Investments for the three months ended March 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures
Realized Gain (Loss):
Interest rate risk	$(900,667)
Change in Unrealized Appreciation (Depreciation):
Interest rate risk	(74,901)
Total	$(975,568)

The table below summarizes the three months average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$86,764,959

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	180	June-2015	$ (39,448,125)	$ (93,198)
U.S. Treasury 5 Year Notes	Short	260	June-2015	(31,254,844)	(189,473)
U.S. Treasury 30 Year Bonds	Short	53	June-2015	(8,685,375)	(92,224)
Ultra U.S. Treasury Bonds	Long	17	June-2015	2,887,875	53,752
Total Futures Contracts - Interest Rate Risk					$ (321,143)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $ 1,061,002,646 and $ 1,045,901,915 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,264,719
Aggregate unrealized (depreciation) of investment securities	(4,017,796)
Net unrealized appreciation of investment securities	$8,246,923
Cost of investments for tax purposes is $658,981,051.

Invesco U.S. Mortgage Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.